INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

4. INVENTORIES

Inventories consist of the following:

	At December 31,	At December 31,
	2018	2019
	$	$
Raw materials	47,759	75,722
Work-in-process	46,817	74,105
Finished goods	167,446	404,243
	262,022	554,070

In 2017, 2018 and 2019, inventory was written down by $17,820, $14,646 and $19,447, respectively, to reflect the lower of cost and net realizable value.